Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 7,217,847	$ 7,162,531	$ 7,138,974
Other comprehensive income (loss)
Unrealized holding (losses) gains on available for sale securities during year	11,306,672	(1,452,828)	1,267,574
Income tax effect	(4,217,388)	541,905	(472,805)
Net unrealized gains (losses)	7,089,284	(910,923)	794,769
Reclassification adjustment for gains included in net income	(715,223)	(664,613)	(573,385)
Income tax effect	266,778	247,900	213,872
Net gains included in net income	(448,445)	(416,713)	(359,513)
Total other comprehensive income (loss)	6,640,839	(1,327,636)	435,256
Comprehensive income	$ 13,858,686	$ 5,834,895	$ 7,574,230